UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   JUNE 30, 1999

Check here if amendment [    ]; Amendment Number:
This Amendment     (Check only one.):  [    ] is a restatement
                             [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Barclays Bank PLC
Address:           12 East 49th Street
              New York, NY 10017

13F File Number:        28-5494

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        David S. Jones
Title:                       Vice President
Phone:                       212-415-5960
Signature, Place and Date of Signing:

Report Type (Check only one):

[   ]    13F HOLDINGS REPORT
[   ]    13F NOTICE
[   ]    13F COMBINATION REPORT

List of other Managers Reporting for This Manager:

                        13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:     $206,788

 FORM 13F INFORMATION TABLE

INVESTMENT        VOTING AUTHORITY
                                                 FAIR
DISCRETION               (SHARES)
                                 ITEM 2 ITEM 3   MARKET  SH/PRN  SH   PUT  TYPE
       ITEM 7(A)SOLE(B)SHARED  (C)NONE
ISSUER                           CLASS  SECID    VALUE   AMOUNT  PRN  CALL
       MGRS
--------------------------------
---------------------------------------------------   ----------------------
---------
BRISTOL MYERS SQUIBB CO          COM    110122108    6431   91300SH        SOLE
               91300          0       0
BURLINGTON RES INC               COM    122014103    4078   94300SH        SOLE
               94300          0       0
CANON INC                        ADR    138006309     649   22300SH        SOLE
               22300          0       0
CITIGROUP INC                    COM    172967101    4471   94125SH        SOLE
               94125          0       0
DAYTON HUDSON CORP               COM    239753106    9386  144400SH        SOLE
              144400          0       0
DELL COMPUTER CORP               COM    247025109    7300  197300SH        SOLE
              197300          0       0
EXXON CORP                       COM    302290101    9278  120300SH        SOLE
              120300          0       0
FEDERAL HOME LN MTG CORP         COM    313400301    4921   84850SH        SOLE
               84850          0       0
FIRST UN CORP                    COM    337358105    4142   87900SH        SOLE
               87900          0       0
GENERAL ELEC CO                  COM    369604103    7718   68300SH        SOLE
               68300          0       0
HOME DEPOT INC                   COM    437076102    8886  137900SH        SOLE
              137900          0       0
LILLY ELI & CO                   COM    532457108    5062   70675SH        SOLE
               70675          0       0
LUCENT TECHNOLOGIES INC          COM    549463107    9677  143500SH        SOLE
              143500          0       0
MATTEL INC                       COM    577081102    2978  114000SH        SOLE
              114000          0       0
MEDTRONIC INC                    COM    585055106    6421   82450SH        SOLE
               82450          0       0
MERCK & CO INC                   COM    589331107    1693   23000SH        SOLE
               23000          0       0
MICROSOFT CORP                   COM    594918104   10146  112500SH        SOLE
              112500          0       0
PROCTER & GAMBLE CO              COM    742718109    6587   73800SH        SOLE
               73800          0       0
SCHERING PLOUGH CORP             COM    806605101    6326  120500SH        SOLE
              120500          0       0
SPRINT CORP                      COM    852061100    4759   89800SH        SOLE
               89800          0       0
SUN MICROSYSTEMS INC             COM    866810104    9243  134200SH        SOLE
              134200          0       0
TIME WARNER INC                  COM    887315109   10611  146100SH        SOLE
              146100          0       0
TYCO INTL LTD NEW                COM    902124106    9276   97900SH        SOLE
               97900          0       0
AT&T CORP                        COM    001957109    4805   86100SH        SOLE
               86100          0       0
AMERICAN INTL GROUP INC          COM    026874107    7651   65250SH        SOLE
               65250          0       0
BANK ONE CORP                    COM    06423A103    6733  113050SH        SOLE
              113050          0       0
CBS CORP                         COM    12490K107    6186  142000SH        SOLE
              142000          0       0
CHASE MANHATTAN CORP NEW         COM    16161A108    7283   84200SH        SOLE
               84200          0       0
CISCO SYS INC                    COM    17275R102    9881  153350SH        SOLE
              153350          0       0
FDX CORP                         COM    31304N107    5713  105300SH        SOLE
              105300          0       0
MCI WORLDCOM INC                 COM    55268B106    8494   98700SH        SOLE
               98700          0       0